UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,046,148 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARBITRON INC                   COM              03875Q108    95058  2715943 SH       SOLE                  2715943        0        0
BLOCK H & R INC                COM              093671105   107462  6724792 SH       SOLE                  6724792        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    20193  3354390 SH       SOLE                  3354390        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101    16879   882792 SH       SOLE                   882792        0        0
GOOGLE INC                     CL A             38259P508   105894   182553 SH       SOLE                   182553        0        0
LAMAR ADVERTISING CO           CL A             512815101   249348  8718453 SH       SOLE                  8718453        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    15943   811340 SH       SOLE                   811340        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    15344   865425 SH       SOLE                   865425        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     5672   325401 SH       SOLE                   325401        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     6233   356299 SH       SOLE                   356299        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     9308   539603 SH       SOLE                   539603        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    11999   684900 SH       SOLE                   684900        0        0
SANOFI                         RIGHT 12/31/2020 80105N113    40551 28759890 SH       SOLE                 28759890        0        0
SLM CORP                       COM              78442P106   195776 12461892 SH       SOLE                 12461892        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    92881  2355000 SH       SOLE                  2355000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    57607  4525330 SH       SOLE                  4525330        0        0